Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity and measurement alternative method investments	U.S. Cellular's Investments in unconsolidated entities are accounted for using either the equity method or measurement alternative method as shown in the table below. The carrying value of measurement alternative method investments represents cost minus any impairments plus or minus any observable price changes.

December 31,	2019	2018
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$105	$105
Cumulative share of income	2,060	1,892
Cumulative share of distributions	(1,725)	(1,563)
Total equity method investments	440	434
Measurement alternative method investments	7	7
Total investments in unconsolidated entities	$447	$441

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of U.S. Cellular’s equity method investments:

December 31,	2019	2018
(Dollars in millions)
Assets
Current	$1,477	$1,261
Noncurrent	5,725	4,962
Total assets	$7,202	$6,223

Liabilities and Equity
Current liabilities	$625	$434
Noncurrent liabilities	1,119	395
Partners' capital and shareholders' equity	5,458	5,394
Total liabilities and equity	$7,202	$6,223

Equity method investments, summarized results of operations

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Results of Operations
Revenues	$6,903	$6,777	$6,562
Operating expenses	5,022	4,965	4,965
Operating income	1,881	1,812	1,597
Other income (expense), net	(22)	11	(1)
Net income	$1,859	$1,823	$1,596